EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.2 - Schedule 9

Waived Conditions Summary
Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	XXXX	Loan parameters do not meet guidelines	1
Credit	Credit/Mtg History	XXXX	Credit score below guidelines	1
Credit	Credit/Mtg History	XXXX	# of Tradelines Does Not Meet Guideline Requirements	2
Credit	Application	XXXX	Undisclosed non-arm's length transaction	1
Property Valuations	Property	XXXX	Acreage exceeds property eligibility guidelines	2
Compliance	Right of Rescission	XXXX	ROR - Expiration date on form prior to end of rescission period	1
Compliance	Right of Rescission	XXXX	ROR - Disbursement date is on/before disclosed "midnight of" date	1
Compliance	Right of Rescission	XXXX	Incorrect ROR Form Used - H8 Form Used in Refinance With Original Creditor	5
Compliance	XXX Home Equity	XXXX	XXX Equity - XXX Equity : Missing T.42 Title Endorsement	23
Compliance	XXX Home Equity	XXXX	XXX Equity - XXX Equity : Missing T.42.1 Title Endorsement	23
Total				60

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